Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%
Income tax expenses from re-measurement of deferred tax assets and liabilities	$ 965
Loss carryforwards limitation on use	These loss carryforwards expire between 2024 and 2041.
Argentinian Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Corporate income tax rate	35.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Corporate income tax rate	25.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Corporate income tax rate	35.00%